CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Current liabilities
Accounts payable	¥ 201,837	¥ 135,848
Amounts due to related parties	40,804	14,569
Short-term borrowings	1,977,691	438,010
Short-term Funding Debts	3,755,528	4,646,041
Accrued interest payable	87,003	182,280
Guarantee liabilities	1,726,368	456,276
Funds payable to Individual Investors	618,749	782,109
Accrued expenses and other current liabilities	1,394,639	1,363,580
Non-current liabilities
Long-term Funding Debts	450,595	157,887
Deferred tax liabilities	309,646	¥ 187,183
Other long-term liabilities	¥ 27,844
Class A Ordinary Shares
Non-current liabilities
Common stock, shares authorized | shares	1,889,352,801	1,889,352,801
Common stock, shares issued | shares	263,614,582	253,693,940
Common stock, shares outstanding | shares	258,690,272	243,090,108
Class B Ordinary Shares
Non-current liabilities
Common stock, shares authorized | shares	110,647,199	110,647,199
Common stock, shares issued | shares	100,727,057	108,147,199
Common stock, shares outstanding | shares	100,727,057	108,147,199
VIEs
Current liabilities
Accounts payable	¥ 199,535	¥ 135,848
Amounts due to related parties	40,804	14,569
Short-term borrowings	1,923,691	438,010
Short-term Funding Debts	3,755,528	4,646,041
Accrued interest payable	74,866	182,280
Guarantee liabilities	1,726,368	456,276
Funds payable to Individual Investors	618,749	782,109
Accrued expenses and other current liabilities	1,134,178	1,227,933
Non-current liabilities
Long-term Funding Debts	450,595	157,887
Deferred tax liabilities	309,646	187,183
Other long-term liabilities	¥ 21,079	¥ 0